Long-Term Debt (Details 4) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Interest paid, net of interest received		$ 291	$ 281	$ 234
Payments of long-term debt		$ 0	$ 0	$ 877
April 45 Maturity [Domain] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 600
Debt Instrument, Interest Rate, Stated Percentage	3.85%
Debt Instrument, Maturity Date	Apr. 15, 2045